EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	BRAZIL — 4.6%
43,200	Arco Platform Ltd. - Class A *	$1,371,168
273,945	Banco Inter S.A. [1]	2,180,985
242,645	Instituto Hermes Pardini S.A.	957,471
		4,509,624
	CHINA — 22.4%
23,300	Agora, Inc. - ADR *	1,316,217
834,190	AK Medical Holdings Ltd. [1]	1,496,051
69,237	Amoy Diagnostics Co., Ltd. - Class A	796,795
489,820	B-Soft Co., Ltd. - Class A	958,374
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
200,602	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,388,584
42,130	Genetron Holdings Ltd. - ADR *	971,096
764,890	Haitian International Holdings Ltd.	2,757,710
203,065	Heifei Meyer Optoelectronic Technology, Inc. - Class A	1,408,443
186,230	Joyoung Co., Ltd. - Class A	810,591
454,590	Kangji Medical Holdings Ltd. *	667,136
326,585	Sanquan Foods Co., Ltd. - Class A	1,450,373
144,403	Sichuan Teway Food Group Co., Ltd. - Class A	1,374,428
152,990	Venus MedTech Hangzhou, Inc. - Class H *,1	1,536,064
267,281	Venustech Group, Inc. - Class A	1,365,153
200,760	Yeahka Ltd. *	2,039,524
94,103	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,475,444
		21,811,983
	INDIA — 23.0%
71,858	Aavas Financiers Ltd. *	1,776,770
43,400	AIA Engineering Ltd.	1,162,326
450,600	Bandhan Bank Ltd. *,1	1,905,796
743,500	Castrol India Ltd.	1,304,215
840,200	City Union Bank Ltd.	1,947,859
217,683	CreditAccess Grameen Ltd. *	2,066,818
457,175	EPL Ltd.	1,532,664
28,580	GMM Pfaudler Ltd.	1,395,526
125,480	Havells India Ltd.	1,794,389
19,245	Jubilant Foodworks Ltd.	681,866
51,260	L&T Technology Services Ltd. [1]	1,706,548
52,450	Metropolis Healthcare Ltd. [1]	1,481,176
103,600	Mphasis Ltd.	2,168,683
182,586	Syngene International Ltd. *,1	1,413,483
		22,338,119

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 3.6%
14,577,980	Ace Hardware Indonesia Tbk P.T.	$1,617,545
7,636,310	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.	1,845,397
		3,462,942
	LUXEMBOURG — 1.1%
74,200	Global Fashion Group S.A. *	1,043,663
	MEXICO — 1.9%
459,480	Regional S.A.B. de C.V. *	1,879,701
	PHILIPPINES — 2.4%
330,700	Universal Robina Corp.	927,958
3,796,515	Wilcon Depot, Inc.	1,386,762
		2,314,720
	POLAND — 3.2%
44,474	Dino Polska S.A. *,1	3,123,221
	RUSSIA — 2.8%
66,010	TCS Group Holding PLC - GDR	2,722,589
	SINGAPORE — 0.9%
250,015	Nanofilm Technologies International Ltd. *	905,279
	SOUTH AFRICA — 1.1%
66,340	Clicks Group Ltd.	1,089,950
	SOUTH KOREA — 9.9%
3,067	Kakao Corp. *	1,204,861
20,990	Koh Young Technology, Inc.	2,009,818
13,950	LEENO Industrial, Inc.	1,904,588
9,100	SK Materials Co., Ltd.	2,501,459
15,600	Tokai Carbon Korea Co., Ltd.	1,985,842
		9,606,568
	SWEDEN — 0.9%
32,622	Vitrolife A.B. *	862,179
	TAIWAN — 16.8%
61,300	Airtac International Group	2,181,003
20,632	ASPEED Technology, Inc.	1,462,233
243,140	Chroma ATE, Inc.	1,633,715
67,960	eMemory Technology, Inc.	1,658,308

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
36,655	Parade Technologies Ltd.	$1,571,666
119,610	Realtek Semiconductor Corp.	1,924,122
12,865	Silergy Corp.	1,199,632
103,635	Voltronic Power Technology Corp.	4,721,174
		16,351,853
	THAILAND — 2.0%
1,793,680	TOA Paint Thailand PCL	1,910,770
	VIETNAM — 1.7%
289,298	Mobile World Investment Corp.	1,659,938
	TOTAL COMMON STOCKS
	(Cost $67,833,353)	95,593,099

Principal Amount
	SHORT-TERM INVESTMENTS — 3.3%
$3,219,760	UMB Money Market Fiduciary, 0.010% [3]	3,219,760
	Total Short-Term Investments
	(Cost $3,219,760)	3,219,760
	TOTAL INVESTMENTS — 101.6%
	(Cost $71,053,113)	98,812,859
	Liabilities in Excess of Other Assets — (1.6)%	(1,569,669)
	TOTAL NET ASSETS — 100.0%	$97,243,190

ADR – American Depository Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $14,843,324, which represents 15.26% of Net Assets.
[2]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]The rate is the annualized seven-day yield at period end.